NON-CONTROLLING INTERESTS - Additional Information (Details) - USD ($)			12 Months Ended
		Jun. 09, 2023	Dec. 31, 2021	Jun. 08, 2023
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs	[1]		$ 148,510,000
Equity (Deficits) Attribute to Canadian Solar Inc.
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs	[1]		$ 148,510,000
CSI Solar
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs		$ 927,897
Noncontrolling interest ownership percentage		62.24%
Ownership percentage by non-controlling owners		37.76%		20.41%
CSI Solar | Non-Controlling Interest
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs		$ 644,873
CSI Solar | Additional Paid-in Capital
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs		244,629
CSI Solar | Accumulated Other Comprehensive Income
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs		$ 38,395

[1]	Represented proceeds from “at-the-market” offering of 3,639,918 shares of common shares in 2021, net of commissions and offering expenses of $1,490.